Revenue (Tables)	12 Months Ended
Dec. 31, 2022
Revenue.
Summary of revenue from contracts with customers and geographical location

	For the year ended 31 December
	2022	2021	2020
	USD	USD	USD
Business to customers	13,598,566	9,241,475	5,510,952
Business to business	37,891,386	16,322,470	9,473,794
	51,489,952	25,563,945	14,984,746

	For the year ended 31 December
	2022	2021	2020
	USD	USD	USD
Egypt	39,734,817	24,828,417	14,981,243
Mexico	7,390,342	—	—
Kingdom of Saudi Arabia	3,262,272	454,007	—
United Arab Emirates	1,102,521	281,521	3,503
	51,489,952	25,563,945	14,984,746